Trading Liabilities	12 Months Ended
Dec. 31, 2018
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Trading Liabilities

23. TRADING LIABILITIES

	2018 £m	2017 £m
Securities sold under repurchase agreements	—	25,504
Short positions in securities and unsettled trades	—	3,694
Cash collateral	—	1,911

	—	31,109

In 2018, as part of our ring-fence plans, the trading business in the Santander UK group was run down, and the gilt-edged market making business was transferred to Banco Santander London Branch. For more on our ring-fencing transition, see Note 43.